Stock Compensation - Global-Tech Advanced Innovations Inc. 2011 Omnibus Equity Plan - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012 2011 Omnibus Equity Incentive Plan [Member]	Mar. 31, 2014 2011 Omnibus Equity Incentive Plan [Member]	Mar. 31, 2014 Officers And Directors [Member]	Mar. 31, 2013 Officers And Directors [Member]	Mar. 31, 2013 Employee Stock [Member]	Mar. 31, 2013 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Granted		86,000	0
Number of shares of common stock granted				0		73,000	5,000	8,000
Number of options exercised	3,000				3,000